Document and Entity Information	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	001-40493
Entity Registrant Name	ATAI LIFE SCIENCES N.V.
Entity Central Index Key	0001840904
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Wallstraße 16
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10179
City Area Code	+49 89
Local Phone Number	2153 9035
Title of 12(b) Security	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false